Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Tables)	12 Months Ended
Dec. 31, 2025
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Schedule Of Composition Of Net Loans
December 31,	2025		2024

Commercial & industrial	$107,458,746	11.13%	$124,055,652	13.37%
Purchased (1)	10,010,347	1.04%	7,808,877	0.84%
Commercial real estate	499,647,904	51.76%	472,152,857	50.88%
Municipal	62,078,419	6.43%	67,087,399	7.23%
Residential real estate - 1st lien	236,556,346	24.51%	218,090,893	23.50%
Residential real estate - Jr lien	46,472,047	4.81%	35,691,181	3.85%
Consumer	3,061,853	0.32%	3,053,946	0.33%
Total loans	965,285,662	100.00%	927,940,805	100.00%

ACL	(10,864,983)		(9,810,212)
Deferred net loan costs	786,604		648,695
Net loans	$955,207,283		$918,779,288

provision for credit losses
Years Ended December 31	2025	2024

Credit loss expense - loans	$1,448,982	$1,235,607
Credit loss reversal - OBS credit exposure	(75,321)	(102,196)
Credit loss expense	$1,373,661	$1,133,411

Impairment evaluation by portfolio segment
	Balance			Credit Loss	Balance
	December 31,			Expense	December 31,
	2024	Charge-offs	Recoveries	(Reversal)	2025

Commercial & Industrial	$727,488	$(393,439)	$56,006	$237,007	$627,062
Purchased	22,415	0	0	7,806	30,221
Commercial Real Estate	6,487,700	0	0	(184,322)	6,303,378
Municipal	167,719	0	0	(12,523)	155,196
Residential Real Estate - 1st Lien	2,087,034	(13,757)	14,367	1,032,818	3,120,462
Residential Real Estate - Jr Lien	291,239	0	0	309,701	600,940
Consumer	26,617	(93,021)	35,633	58,495	27,724
Totals	$9,810,212	$(500,217)	$106,006	$1,448,982	$10,864,983
	Balance			Credit Loss	Balance
	December 31,			Expense	December 31,
	2023	Charge-offs	Recoveries	(Reversal)	2024

Commercial & Industrial	$1,100,688	$(1,263,015)	$163,743	$726,072	$727,488
Purchased	37,065	0	0	(14,650)	22,415
Commercial Real Estate	5,522,082	(126,393)	13,718	1,078,293	6,487,700
Municipal	136,167	0	0	31,552	167,719
Residential Real Estate - 1st Lien	2,590,926	0	1,386	(505,278)	2,087,034
Residential Real Estate - Jr Lien	431,007	0	15,538	(155,306)	291,239
Consumer	24,790	(92,266)	19,169	74,924	26,617
Totals	$9,842,725	$(1,481,674)	$213,554	$1,235,607	$9,810,212

Risk Ratings Portfolio Segment
As of December 31, 2025							Revolving	Revolving
							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
	2025	2024	2023	2022	2021	Prior	Cost Basis	to Term	Total
	(Dollars in Thousands)
Commercial & Industrial:
Pass	$11,960	$17,660	$9,792	$11,597	$3,493	$3,673	$39,322	$0	$97,497
Special mention	0	0	7	91	29	0	1,102	0	1,229
Substandard/Doubtful	0	0	545	3,948	497	1,374	2,369	0	8,733
Total	$11,960	$17,660	$10,344	$15,636	$4,019	$5,047	$42,793	$0	$107,459

Purchased:
Pass	$4,213	$0	$3,046	$67	$733	$1,951	$0	$0	$10,010
Total	$4,213	$0	$3,046	$67	$733	$1,951	$0	$0	$10,010

Commercial real estate:
Pass	$59,936	$55,850	$81,591	$88,236	$32,288	$118,864	$44,536	$0	$481,301
Special mention	0	0	4,605	176	0	7,034	0	0	11,815
Substandard/Doubtful	220	1,217	0	0	0	5,095	0	0	6,532
Total	$60,156	$57,067	$86,196	$88,412	$32,288	$130,993	$44,536	$0	$499,648

Municipal:
Pass	$26,477	$4,074	$136	$236	$2,579	$9,469	$17,870	$0	$60,841
Special mention	0	0	0	0	0	1,238	0	0	1,238
Total	$26,477	$4,074	$136	$236	$2,579	$10,707	$17,870	$0	$62,079

Residential real estate - 1st lien:
Pass	$44,262	$26,622	$25,994	$31,186	$32,717	$68,611	$4,445	$0	$233,837
Special mention	0	0	154	183	224	158	0	0	719
Substandard/Doubtful	0	0	41	0	107	1,852	0	0	2,000
Total	$44,262	$26,622	$26,189	$31,369	$33,048	$70,621	$4,445	$0	$236,556

Residential real estate - Jr lien:
Pass	$6,149	$3,005	1,490	$1,425	$279	$1,030	$31,264	$1,686	$46,328
Special mention	0	68	0	0	0	61	0	0	129
Substandard/Doubtful	0	0	0	0	0	15	0	0	15
Total	$6,149	$3,073	$1,490	$1,425	$279	$1,106	$31,264	$1,686	$46,472

Consumer:
Pass	$1,583	$695	$395	$182	$73	$134	$0	$0	$3,062
Total	$1,583	$695	$395	$182	$73	$134	$0	$0	$3,062

Total Loans	$154,800	$109,191	$127,796	$137,327	$73,019	$220,559	$140,908	$1,686	$965,286
As of December 31, 2024
							Revolving	Revolving
							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
	(Dollars in Thousands)
Commercial & Industrial:
Pass	$24,900	$12,876	$14,797	$9,402	$1,696	$6,016	$44,079	$0	$113,766
Special mention	0	50	34	148	0	0	1,302	0	1,534
Substandard/Doubtful	0	298	1,275	563	294	1,613	4,713	0	8,756
Total	$24,900	$13,224	$16,106	$10,113	$1,990	$7,629	$50,094	$0	$124,056

Purchased:
Pass	$0	$4,100	$81	$900	$1,012	$1,716	$0	$0	$7,809
Total	$0	$4,100	$81	$900	$1,012	$1,716	$0	$0	$7,809

Commercial real estate:
Pass	$54,938	$69,509	$90,849	$33,881	$36,087	$104,272	$70,076	$0	$459,612
Special mention	0	0	0	1,536	4,741	786	0	0	7,063
Substandard/Doubtful	0	0	0	603	2,896	1,979	0	0	5,478
Total	$54,938	$69,509	$90,849	$36,020	$43,724	$107,037	$70,076	$0	$472,153

Municipal:
Pass	$34,769	$180	$458	$2,858	$3,696	$9,137	$15,989	$0	$67,087
Total	$34,769	$180	$458	$2,858	$3,696	$9,137	$15,989	$0	$67,087

Residential real estate - 1st lien:
Pass	$28,738	$29,761	$35,389	$37,294	$29,691	$51,876	$2,593	$0	$215,342
Special mention	0	161	0	0	0	212	0	0	373
Substandard/Doubtful	0	0	299	123	1,774	180	0	0	2,376
Total	$28,738	$29,922	$35,688	$37,417	$31,465	$52,268	$2,593	$0	$218,091

Residential real estate - Jr lien:
Pass	$3,990	$1,765	$1,845	$301	$526	$1,173	$24,556	$1,512	$35,668
Substandard/Doubtful	0	0	0	0	0	23	0	0	23
Total	$3,990	$1,765	$1,845	$301	$526	$1,196	$24,556	$1,512	$35,691

Consumer
Pass	$1,466	$764	$442	$188	$75	$119	$0	$0	$3,054
Total	$1,466	$764	$442	$188	$75	$119	$0	$0	$3,054

Total Loans	$148,801	$119,464	$145,469	$87,797	$82,488	$179,102	$163,308	$1,512	$927,941
For the year ended December 31, 2025
	Term Loan Charge Offs by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
	(Dollars in Thousands)
Current period gross charge-offs
Commercial & Industrial	$83	$0	$8	$0	$0	$303	$394
Residential real estate - 1st lien	0	0	0	13	0	0	13
Consumer	1	17	5	5	1	64	93
Total current period gross charge-offs	$84	$17	$13	$18	$1	$367	$500
For the year ended December 31, 2024
	Term Loan Charge Offs by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
	(Dollars in Thousands)
Current period’s gross charge-offs
Commercial & Industrial	$0	$14	$0	$5	$0	$1,244	$1,263
Commercial real estate	0	0	0	0	45	81	126
Consumer	1	30	3	3	0	56	93
Total current period gross charge-offs	$1	$44	$3	$8	$45	$1,381	$1,482

Schedule Of amortized cost basis of loans on non accrual status and loans
		90 Days or
	Total	More and
December 31, 2025	Nonaccrual	Accruing

Commercial & industrial	$5,720,577	$0
Commercial real estate	1,020,249	0
Residential real estate - 1st lien	253,064	253,055
Residential real estate - Jr lien	15,741	225,568
Totals	$7,009,631	$478,623

		90 Days or
	Total	More and
December 31, 2024	Nonaccrual	Accruing

Commercial & industrial	$6,365,276	$0
Commercial real estate	1,196,838	0
Residential real estate - 1st lien	752,850	806,325
Residential real estate - Jr lien	23,202	0
Totals	$8,338,166	$806,325

Schedule Of Past Due Loans By Segment
		90 Days	Total
December 31, 2025	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$11,044	$987,634	$998,678	$106,460,068	$107,458,746
Purchased	0	0	0	10,010,347	10,010,347
Commercial real estate	356,541	17,548	374,089	499,273,815	499,647,904
Municipal	0	0	0	62,078,419	62,078,419
Residential real estate - 1st lien	1,563,753	299,793	1,863,546	234,692,800	236,556,346
Residential real estate - Jr lien	402,645	225,568	628,213	45,843,834	46,472,047
Consumer	31,542	0	31,542	3,030,311	3,061,853
Totals	$2,365,525	$1,530,543	$3,896,068	$961,389,594	$965,285,662
	90 Days	Total
December 31, 2024	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$249,577	$1,286,921	$1,536,498	$122,519,154	$124,055,652
Purchased	0	0	0	7,808,877	7,808,877
Commercial real estate	711,925	25,050	736,975	471,415,882	472,152,857
Municipal	0	0	0	67,087,399	67,087,399
Residential real estate - 1st lien	2,471,244	1,306,019	3,777,263	214,313,630	218,090,893
Residential real estate - Jr lien	88,514	0	88,514	35,602,667	35,691,181
Consumer	13,151	0	13,151	3,040,795	3,053,946
Totals	$3,534,411	$2,617,990	$6,152,401	$921,788,404	$927,940,805

Schedule Of amortized cost basis of loans
	Real Estate	Total
December 31, 2025
Commercial real estate	$1,755	$1,755
Residential real estate - 1st lien	153,661	153,661
Total	$155,416	$155,416

December 31, 2024
Residential real estate - 1st lien	$593,678	$593,678

Schedule Of Residential real estate loans
	Number of loans	Balance

December 31, 2025	2	$273,031
December 31, 2024	1	$88,780

Schedule Of amortized cost basis of each class of financing receivable
As of and for the year ended December 31, 2025		Total Class
	Term	of Financing
	Extension	Receivable

Commercial & Industrial	$16,287	0.0152%
Commercial Real Estate	17,548	0.0035%
Total	$33,835	0.0187%
As of and for the year ended December 31, 2024			Combination
Payment
			Delay and	Total Class
	Payment	Term	Term	of Financing
	Delay	Extension	Extension	Receivable

Commercial & Industrial	$1,628,466	$10,695	$107,135	1.41%

Schedule Of financial effect of the loan modifications
For the year ended December 31, 2025	Weighted-
Average
Term Extension
(months)

Commercial & Industrial	84
Commercial Real Estate	82
For the year ended December 31, 2024	Weighted-
Average
Term Extension
(months)

Commercial & Industrial	10
Term
Extension

Commercial Real Estate	$17,548